RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Services received as requested by the Company	$ 1,909,000	$ 1,977,000	$ 1,278,000
Information technology-infrastructure and support services	84,000	84,000	62,000
Office rent	55,000	53,000	45,000
Reimbursement at cost of third party expense incurred by HDSI on behalf of the Company	434,000	271,000	329,000
Transactions with related party	$ 2,482,000	$ 2,385,000	$ 1,714,000